UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS U.S. Government Securities Fund (formerly Scudder U.S. Government Securities Fund)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS U.S. Government Securities Fund

(formerly Scudder U.S. Government Securities Fund)

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 11.8%
US Government Sponsored Agencies 0.4%
Tennessee Valley Authority, Series C, 4.75%, 8/1/2013	10,200,000	10,124,510

US Government Agency Sponsored Pass-Throughs 11.4%
Federal Home Loan Bank, 5.0%, 9/1/2035	11,812,575	11,409,288
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	29,158	28,363
4.622% **, 2/1/2035	7,326,072	7,223,161
5.0%, with various maturities from 1/1/2019 until 9/1/2035	76,959,829	74,390,553
5.5%, with various maturities from 3/1/2033 until 4/1/2033	3,406,320	3,379,498
6.5%, with various maturities from 9/1/2032 until 7/1/2035	5,069,074	5,178,882
7.0%, with various maturities from 10/1/2030 until 9/1/2032	5,295,437	5,494,503
7.5%, with various maturities from 6/1/2027 until 1/1/2033	3,494,619	3,666,532
8.0%, with various maturities from 2/1/2017 until 7/1/2030	44,735	47,655
8.5%, with various maturities from 12/1/2016 until 7/1/2030	20,386	21,939
10.25%, 3/1/2016	132,235	139,856
Federal National Mortgage Association:
4.538% **, 1/1/2035	13,229,298	12,975,723
4.539% **, 2/1/2035	12,949,109	12,797,278
4.62% **, 1/1/2035	16,676,188	16,503,173
4.665% **, 2/1/2035	12,127,437	12,015,080
4.743% **, 5/1/2035	19,869,938	19,689,869
5.0%, with various maturities from 4/1/2018 until 8/1/2020	14,213,971	14,049,590
5.5%, with various maturities from 8/1/2019 until 6/1/2035	79,731,074	79,134,312
6.0%, with various maturities from 5/1/2016 until 8/1/2035	4,370,819	4,411,644
6.5%, with various maturities from 6/1/2016 until 7/1/2035	4,141,357	4,244,385
7.0%, with various maturities from 12/1/2030 until 11/1/2034	10,701,367	11,120,859
7.5%, with various maturities from 6/1/2025 until 10/1/2032	8,915,435	9,338,770
8.0%, with various maturities from 12/1/2008 until 12/1/2024	392,741	416,641
8.5%, with various maturities from 6/1/2030 until 9/1/2030	27,457	29,741
9.0%, with various maturities from 12/1/2016 until 4/1/2030	61,153	67,116
11.5%, 5/1/2018	5,059	5,515
		307,779,926

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $324,230,090)		317,904,436
Collateralized Mortgage Obligations 13.7%
Fannie Mae Grantor Trust, "B", Series 2002-T3, 5.763%, 12/25/2011	10,000,000	10,414,208
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	5,895,718	6,196,005
Federal Home Loan Mortgage Corp.:
"PO", Series 228, Principal Only, Zero Coupon, 2/1/2035	16,159,484	12,743,670
"ZC", Series 2972, 4.5%, 5/15/2020	906,166	904,119
"PF", Series 2962, 4.72% **, 3/15/2035	33,322,109	33,195,015
“FA”, Series 2981, 4.87% **, 5/15/2035	3,538,734	3,551,737
"JF", Series 2704, 5.02% **, 5/15/2023	19,040,637	19,153,670
"IO", Series 228, Interest Only, 6.0% , 2/1/2035	16,159,484	3,625,353

Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	2,880	2,490
"IN", Series 2003-84, Interest Only, 4.5% , 4/25/2013	16,618,470	884,501
"IC", Series 2003-92, Interest Only 4.5% , 4/25/2013	32,776,222	2,112,382
"PF", Series 2005-59, 4.78% **, 5/25/2035	21,528,821	21,486,631
"FC", Series 2005-58, 4.78% **, 7/25/2035	49,451,164	49,303,923
"F", Series 204-29, 4.93% **, 5/25/2034	1,553,960	1,550,657
Government National Mortgage Association:
"JO", Series 2004-34, Principal Only, Zero Coupon, 2/20/2034	4,462,091	3,544,729
"FA", Series 2005-18, 4.69% **, 10/20/2032	20,000,000	19,954,164
"AF", Series 2005-48, 4.69% **, 6/20/2035	42,433,689	41,922,422
"GF", Series 2005-58, 4.69% **, 8/20/2035	38,497,865	38,313,506
"F", Series 2005-84, 4.72% **, 11/16/2035	29,725,119	29,725,119
"PF", Series 2005-53, 4.74% **, 1/20/2035	34,425,000	33,828,580
"FG", Series 2002-76, 4.87% **, 10/16/2029	3,480,396	3,507,982
"IM", Series 2004-4, Interest Only, 5.0% , 7/16/2026	17,901,257	1,200,641
"KI", Series 2004-19, Interest Only, 5.0% , 10/16/2027	20,985,003	1,767,896
"A", Series 2005-80, 5.0%, 10/20/2031	23,533,843	23,312,677
"ZB", Series 1998-21, 6.5%, 9/20/2028	5,068,446	5,154,340

Total Collateralized Mortgage Obligations (Cost $370,768,430)		367,356,417
Agencies Backed by the Full Faith and Credit of the US Government 78.8%
Government National Mortgage Association:
4.5%, with various maturities from 2/15/2018 until 8/15/2018	15,918,228	15,666,580
5.0%, with various maturities from 2/15/2018 until 12/15/2035 (f)	318,126,354	312,931,543
5.5%, with various maturities from 12/15/2028 until 1/15/2036 (f) (g)	888,126,065	890,560,171
6.0%, with various maturities from 11/15/2014 until 1/15/2036 (f) (g)	517,426,459	529,839,068
6.5%, with various maturities from 7/15/2008 until 1/20/2036 (f)	233,212,369	242,720,727
7.0%, with various maturities from 1/15/2008 until 10/15/2033	49,957,432	52,382,397
7.5%, with various maturities from 5/15/2009 until 12/15/2032	47,132,048	49,657,361
8.0%, with various maturities from 9/15/2014 until 6/15/2032	8,372,477	8,972,234
8.5%, with various maturities from 8/15/2008 until 1/15/2031	2,981,081	3,237,561
9.0%, with various maturities from 9/15/2017 until 7/15/2030	3,725,546	4,072,522
9.5%, with various maturities from 6/15/2009 until 5/15/2025	4,946,995	5,438,668
10.0%, with various maturities from 11/15/2009 until 8/15/2022	3,142,377	3,484,513
10.5%, with various maturities from 4/15/2013 until 12/15/2021	1,685,468	1,881,746
11.0%, 4/20/2019	3,316	3,587

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $2,130,285,603)		2,120,848,678
US Treasury Obligations 8.2%
US Treasury Bill, 4.24% *, 4/20/2006 (a)	1,385,000	1,372,276
US Treasury Note:
4.0%, 8/31/2007 (b)	56,000,000	55,538,448
4.0%, 2/15/2015 (b)	9,100,000	8,736,000
4.25%, 11/30/2007 (b)	72,000,000	71,645,616
4.375%, 12/31/2007	30,000,000	29,913,270
4.5%, 11/15/2010 (b)	45,000,000	44,982,405
US Treasury Bond, 12.0%, 8/15/2013 (b)	7,500,000	8,835,938

Total US Treasury Obligations (Cost $224,459,192)		221,023,953
	Shares	Value ($)

Securities Lending Collateral 6.9%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $186,292,297)	186,292,297	186,292,297

Cash Equivalents 2.1%
Cash Management QP Trust, 4.33% (e) (Cost $55,070,376)				55,070,376	55,070,376
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,291,105,988)				121.5	3,268,496,157
Other Assets and Liabilities, Net				(21.5)	(577,481,717)

Net Assets				100.0	2,691,014,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

(a)				At January 31, 2006, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
(b)				All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $183,008,361 which is 6.8% of net assets.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)				Mortgage dollar rolls included.
(g)				When–issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At January 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	3/22/2006	1,409	153,599,519	152,788,437	(811,082)

At January 31, 2006, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

2-Year US Treasury Note	3/31/2006	520	106,680,189	106,518,750	161,439
10-Year US Interest Rate Swap	3/17/2006	892	95,895,161	95,778,500	116,661

Total net unrealized appreciation	278,100

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006